Bank Loans, Current and Non Current (Tables)	12 Months Ended
Dec. 31, 2024
Bank Loans Current and Non Current [Abstract]
Schedule of Bank Loans Represent the Amounts Due to Various Banks

Bank loans represent the amounts due to various banks that are due within and over one year. As of December 31, 2024 and 2023, bank loans consisted of the following:

	December 31, 2024	December 31, 2023
Short-term bank loans:
Loan from Xiamen International Bank	$2,740	$2,113
Loan from China Citic Bank	2,740	-
Loan from Bank of Beijing	2,740	-
Loan from Huaxia Bank	1,370	-
Loan from China Merchants Bank	-	2,103
	$9,590	$4,216
Long-term bank loans:
Loan from China Construction Bank	$1,370	$1,408
	$1,370	$1,408